Note 19 - Tax assets and liabilities - Changes in the Nominal Tax Rate (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Chile [Member]
Changes in the Nominal Tax Rate Line Items
Applicable tax rate	25,5%	24,00%
Peru [Member]
Changes in the Nominal Tax Rate Line Items
Applicable tax rate	29,5%	28,0%